Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	$ 3,071,000	$ 5,272,803
Location, Statement of Financial Position, Balance [Axis]: fil:Deposits1Member
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		37,642
Location, Statement of Financial Position, Balance [Axis]: fil:DepositsMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	37,000	37,000
Location, Statement of Financial Position, Balance [Axis]: fil:OtherReceivableMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		469,721
Location, Statement of Financial Position, Balance [Axis]: fil:OtherreceivableMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	470,000	470,000
Location, Statement of Financial Position, Balance [Axis]: fil:PrepaidConsultingAndMarketingServicesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		4,336,250
Location, Statement of Financial Position, Balance [Axis]: fil:PrepaidExpensesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		216,959
Location, Statement of Financial Position, Balance [Axis]: fil:PrepaidconsultingandmarketingservicesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	2,143,000	4,336,000
Location, Statement of Financial Position, Balance [Axis]: fil:PrepaidexpensesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	243,000	217,000
Location, Statement of Financial Position, Balance [Axis]: fil:SettlementReceivableMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		172,564
Location, Statement of Financial Position, Balance [Axis]: fil:SettlementreceivableMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		173,000
Location, Statement of Financial Position, Balance [Axis]: fil:VATandtaxesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets	$ 179,000	40,000
Location, Statement of Financial Position, Balance [Axis]: fil:VatAndTaxesMember
Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Prepaid and other current assets		$ 39,667